Rights and Obligations with Financial Instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	R$ 515,734	R$ 154,386
Gains (losses) recognized in result	(1,452,116)	325,452	R$ 298,094
Gains (losses) in OCI	159,261	(5,292)	(139,281)
Reclassification to debt	527,375
(Receipt) payment in cash	257,021	41,188
Rights (obligations) with derivatives, ending balance	7,275	515,734	154,386
Derivatives designated as hedge | Cash flow hedge | Interest rate swap
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	(7,129)	(9,422)
Gains (losses) recognized in result	(4,799)	(4,072)
Gains (losses) in OCI	7,129	2,294
Reclassification to debt	0
(Receipt) payment in cash	4,799	4,071
Rights (obligations) with derivatives, ending balance	0	(7,129)	(9,422)
Derivatives designated as hedge | Cash flow hedge | Options – foreign currency
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	338,592	246,323
Gains (losses) recognized in result	(94,928)	99,855
Gains (losses) in OCI	152,132	(7,586)
Reclassification to debt	(218,979)
(Receipt) payment in cash	(176,817)	0
Rights (obligations) with derivatives, ending balance	0	338,592	246,323
Derivatives designated as hedge | Fair value hedge | Interest rate swap
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	24,057	20,080
Gains (losses) recognized in result	24,421	6,133
Reclassification to debt	(43,485)
(Receipt) payment in cash	(2,744)	(2,156)
Rights (obligations) with derivatives, ending balance	2,249	24,057	20,080
Derivatives not designated as hedge | Interest rate swap
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	(62,803)	(166,987)
Gains (losses) recognized in result	(22,846)	140,159
Reclassification to debt	(101,136)
(Receipt) payment in cash	(82,706)	(35,975)
Rights (obligations) with derivatives, ending balance	(269,491)	(62,803)	(166,987)
Derivatives not designated as hedge | Options – foreign currency
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	(35,487)	(45,949)
Gains (losses) recognized in result	(143,156)	10,462
Reclassification to debt	127,889
(Receipt) payment in cash	57,453	0
Rights (obligations) with derivatives, ending balance	6,699	(35,487)	(45,949)
Derivatives not designated as hedge | Fuel
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	56,491	(123,223)
Gains (losses) recognized in result	(1,374,519)	115,189
Reclassification to debt	778,286
(Receipt) payment in cash	458,468	64,525
Rights (obligations) with derivatives, ending balance	(81,274)	56,491	(123,223)
Derivatives not designated as hedge | Forward – foreign currency
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	202,013	233,564
Gains (losses) recognized in result	163,711	(42,274)
Reclassification to debt	(15,200)
(Receipt) payment in cash	(1,432)	10,723
Rights (obligations) with derivatives, ending balance	R$ 349,092	R$ 202,013	R$ 233,564